Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 01, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Global Real Return Fund | Class A
Prospectus:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Class C
Prospectus:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Class I
Prospectus:
Trading Symbol	DRRIX
Dreyfus Global Real Return Fund | Class Y
Prospectus:
Trading Symbol	DRRYX
Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX